Intangible assets - Summary of CGU's (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
CGU1 Financial Services
Disclosure of information for cash-generating units [line items]
Goodwill	R$ 444,140
Intangible assets with indefinite useful life	14,497
CGU 5 - Financial Assets Register [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	5,147,296
Intangible assets with indefinite useful life	248,422
CGU 2 - Technology Enterprises [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	44,535
Intangible assets with indefinite useful life	R$ 2,962